Financial Instruments (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Financial Instruments [Line Items]
Maximum exposure to credit risk	$ 883,500		$ 883,500		$ 586,900
Allowance for doubtful accounts	14,500		14,500		13,800
Borrowings before deferred financing costs	3,227,300		3,227,300		2,944,600
Derivative liabilities	$ 1,409,816		$ 1,409,816		832,432
Deferred charges					365,600
Rate percentage	5.00%		5.00%
Net income loss	$ 1,900	$ 1,400	$ 5,200	$ 4,000	70,800
Other comprehensive income loss			29,400		62,000
Cash and cash equivalents	$ 2,600		$ 2,600		$ 15,500
Discount rate cash flow	6.60%		6.60%		7.00%
Bottom of range [Member]
Financial Instruments [Line Items]
Discount cash flows					3.74%
Top of range [Member]
Financial Instruments [Line Items]
Discount cash flows	4.36%		4.36%		3.97%
Telesat Lightspeed Warrants [Member]
Financial Instruments [Line Items]
Borrowings before deferred financing costs	$ 1,093,100		$ 1,093,100		$ 716,200
Derivative liabilities	$ 1,409,800		$ 1,409,800		832,400
Deferred charges					$ 429,100
North American [Member]
Financial Instruments [Line Items]
Risk percentage			70		67%
International Customers [Member]
Financial Instruments [Line Items]
Risk percentage			30		33%
Interest Rates Floor [Member]
Financial Instruments [Line Items]
Rate percentage	0.25%		0.25%
Financial Asset and Liabilities [Member]
Financial Instruments [Line Items]
Net income loss			$ 41,200